Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized cost and fair value of debt securities
Amortized Cost	$ 236,008	$ 198,653
Gross Unrealized Gains	1,060	1,678
Gross Unrealized Losses	2,014	1,333
Fair value	235,054	198,998
Government sponsored enterprises
Amortized cost and fair value of debt securities
Amortized Cost	73,605	57,002
Gross Unrealized Gains	127	240
Gross Unrealized Losses	235	143
Fair value	73,497	57,099
Asset-backed securities
Amortized cost and fair value of debt securities
Amortized Cost	130,179	106,726
Gross Unrealized Gains	440	855
Gross Unrealized Losses	1,768	1,119
Fair value	128,851	106,462
Obligations of states and political subdivisions
Amortized cost and fair value of debt securities
Amortized Cost	32,224	34,925
Gross Unrealized Gains	493	583
Gross Unrealized Losses	11	71
Fair value	$ 32,706	$ 35,437